Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.82%
Australia–0.99%
Rio Tinto PLC	8,892	$558,570
Canada–5.56%
Canadian Pacific Kansas City Ltd.	15,697	1,166,773
Constellation Software, Inc.	560	1,156,104
Dollarama, Inc.	11,842	815,884
		3,138,761
China–2.93%
NetEase, Inc.	43,653	876,358
Tencent Holdings Ltd.	20,000	775,101
		1,651,459
France–5.40%
Airbus SE	5,475	732,459
Hermes International S.C.A.	150	272,684
L’Oreal S.A.	1,650	683,330
LVMH Moet Hennessy Louis Vuitton SE	910	686,528
TotalEnergies SE	10,258	675,052
		3,050,053
Ireland–1.51%
Ryanair Holdings PLC, ADR(a)	8,794	854,865
Netherlands–1.70%
ASML Holding N.V.	348	204,359
IMCD N.V.	5,978	755,636
		959,995
South Korea–3.40%
Samsung Electronics Co. Ltd.	37,902	1,920,304
Sweden–0.79%
Atlas Copco AB, Class A	33,454	448,213
Switzerland–3.15%
Nestle S.A.	15,736	1,776,931
Taiwan–0.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	405,702
United Kingdom–6.59%
3i Group PLC	49,392	1,243,218
Berkeley Group Holdings PLC (The)	14,768	736,626
British American Tobacco PLC	9,532	299,229
Diageo PLC	21,037	775,820
RELX PLC	19,633	662,555
		3,717,448
United States–65.08%
Accenture PLC, Class A	4,191	1,287,098
Alphabet, Inc., Class A(a)	8,356	1,093,466
Amazon.com, Inc.(a)	13,145	1,670,992
Shares		Value
United States–(continued)
American Express Co.	5,854	$873,358
Amphenol Corp., Class A	13,560	1,138,904
Analog Devices, Inc.	5,596	979,804
Aon PLC, Class A	2,705	877,015
Apple, Inc.	5,376	920,425
Berkshire Hathaway, Inc., Class B(a)	4,371	1,531,161
Broadcom, Inc.	865	718,452
CME Group, Inc., Class A	4,346	870,156
Coca-Cola Co. (The)	18,306	1,024,770
Copart, Inc.(a)	22,195	956,383
Costco Wholesale Corp.	1,412	797,724
Danaher Corp.	5,469	1,356,859
EOG Resources, Inc.	7,142	905,320
Fastenal Co.	13,759	751,792
Ferguson PLC	1,386	227,955
Home Depot, Inc. (The)	3,644	1,101,071
Intercontinental Exchange, Inc.	10,148	1,116,483
Intuit, Inc.	880	449,627
JPMorgan Chase & Co.	5,105	740,327
Linde PLC	1,718	639,697
Markel Group, Inc.(a)	592	871,714
Mastercard, Inc., Class A	2,932	1,160,808
Microsoft Corp.	8,847	2,793,440
Moody’s Corp.	2,040	644,987
Motorola Solutions, Inc.	2,318	631,052
NVIDIA Corp.	1,127	490,234
Old Dominion Freight Line, Inc.	1,721	704,130
Progressive Corp. (The)	10,857	1,512,380
Roche Holding AG	3,229	880,759
Texas Instruments, Inc.	6,389	1,015,915
Thermo Fisher Scientific, Inc.	1,814	918,192
Union Pacific Corp.	6,028	1,227,482
UnitedHealth Group, Inc.	3,252	1,639,626
Waste Management, Inc.	1,411	215,093
		36,734,651
Total Common Stocks & Other Equity Interests (Cost $54,723,223)		55,216,952
Money Market Funds–2.38%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(b)(c)	469,792	469,792
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(b)(c)	334,091	334,157
Invesco Treasury Portfolio, Institutional Class, 5.26%(b)(c)	536,905	536,905
Total Money Market Funds (Cost $1,340,854)		1,340,854
TOTAL INVESTMENTS IN SECURITIES—100.20% (Cost $56,064,077)		56,557,806
OTHER ASSETS LESS LIABILITIES–(0.20)%		(113,167)
NET ASSETS–100.00%		$56,444,639

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,241,390	$4,952,338	$(5,723,936)	$-	$-	$469,792	$51,758
Invesco Liquid Assets Portfolio, Institutional Class	881,267	3,537,383	(4,084,372)	(268)	147	334,157	34,129
Invesco Treasury Portfolio, Institutional Class	1,418,731	5,659,815	(6,541,641)	-	-	536,905	53,802
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,672,052	31,054,447	(32,726,499)	-	-	-	60,421*
Invesco Private Prime Fund	4,299,563	62,967,733	(67,266,021)	(276)	(999)	-	170,858*
Total	$9,513,003	$108,171,716	$(116,342,469)	$(544)	$(852)	$1,340,854	$370,968

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$558,570	$—	$558,570
Canada	3,138,761	—	—	3,138,761
China	—	1,651,459	—	1,651,459
France	—	3,050,053	—	3,050,053
Ireland	854,865	—	—	854,865
Netherlands	—	959,995	—	959,995
South Korea	—	1,920,304	—	1,920,304
Sweden	—	448,213	—	448,213
Switzerland	—	1,776,931	—	1,776,931
Taiwan	—	405,702	—	405,702
United Kingdom	—	3,717,448	—	3,717,448
United States	35,853,892	880,759	—	36,734,651
Money Market Funds	1,340,854	—	—	1,340,854
Total Investments	$41,188,372	$15,369,434	$—	$56,557,806
Invesco V.I. Global Core Equity Fund